EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 175.8	$ 176.2
Social security, pension and government-mandated programs(i)	76.0	79.0
Other benefits	17.0	29.2
Total employee compensation and benefits expenses	268.8	284.4
Post-employment benefit expense, defined contribution plans	7.3	6.4
Defined contribution plan, employer matching contribution, payable	$ 3.1	$ 2.6